COMMON SHARES - Common Shares Repurchased (Details) - CAD CAD / shares in Units, CAD in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number of shares approved to be repurchased and canceled from the Toronto Stock Exchange (in shares)			21,000,000
Number of common shares repurchased (in shares)	305,407	6,784,738
Average price per share of common shares repurchased (in Canadian dollars per share)	CAD 44.90	CAD 43.29
Value recorded for common stock repurchased	CAD 14	CAD 294
Common Shares
Class of Stock [Line Items]
Percentage of shares authorized to be repurchased and canceled			3.00%
Number of common shares repurchased (in shares)				305,000	6,785,000
Value recorded for common stock repurchased	6	130		CAD 6	CAD 130
Additional Paid-In Capital
Class of Stock [Line Items]
Value recorded for common stock repurchased	CAD 8	CAD 164		CAD 8	CAD 164